Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales	$ 6,008	$ 8,989	$ 17,526	$ 30,525	$ 39,140	$ 47,833	$ 48,144
Cost of sales	5,402	8,105	15,993	27,306	34,547	40,414	39,891
Gross profit	606	884	1,533	3,219	4,593	7,419	8,253
Operating expenses:
Selling, general and administrative expenses	2,320	1,775	5,055	5,605	6,943	8,339	7,379
Research and development					0	0	588
Total operating expenses	2,320	1,775	5,055	5,605	6,943	8,339	7,967
Operating income (loss)	(1,714)	(891)	(3,522)	(2,386)	(2,350)	(920)	286
Other income (expense):
Other income (expense), net	(2)		(14)	(321)	(334)		115
Interest expense, net	(45)	(54)	(138)	(173)	(244)	(320)	(126)
Income (loss) before benefit (provision) for income taxes	(1,761)	(945)	(3,674)	(2,880)	(2,928)	(1,240)	275
Benefit (provision) for income taxes			(3)	(3)	93	(3)	(14)
Net income (loss)	$ (1,761)	$ (945)	$ (3,677)	$ (2,883)	$ (2,835)	$ (1,243)	$ 261
Net income (loss) per share:
Basic					$ (0.20)	$ (0.09)	$ 0.02
Diluted					$ (0.20)	$ (0.09)	$ 0.02
Net loss per share (basic and diluted)	$ (0.56)	$ (0.33)	$ (1.24)	$ (1.00)
Weighted-average number of common shares outstanding:
Basic					14,389	14,380	14,323
Diluted					14,389	14,380	14,789
Basic and diluted weighted-average number of common shares outstanding	3,166	2,878	2,974	2,878
Comprehensive loss:
Net income (loss)	$ (1,761)	$ (945)	$ (3,677)	$ (2,883)	$ (2,835)	$ (1,243)	$ 261
Foreign currency translation adjustments	(52)	(220)	444	(851)	(1,103)	(866)	(708)
Comprehensive loss	$ (1,813)	$ (1,165)	$ (3,233)	$ (3,734)	$ (3,938)	$ (2,109)	$ (447)